CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	€ 65,000,000	€ 65,000,000	€ 0
Current assets
VAT receivable	8,138	331	0
Advances to related parties	0	0	122,585
Cash and cash equivalents	11	679	0
Total current assets	8,149	1,010	122,585
Total assets	65,008,149	65,001,010	122,585
EQUITY
Share capital	250,000	200,000	122,585
Share premium	71,347,078	64,877,415	0
Deficit	(6,628,685)	(5,308,332)	0
Total equity	64,968,393	59,769,083	122,585
Non-current liabilities
Advances from related parties	0	4,631,670	0
Current liabilities
Trade and other payables	39,756	600,257	0
Total liabilities	39,756	5,231,927	0
Total equity and liabilities	€ 65,008,149	€ 65,001,010	€ 122,585